Other Long-Term Assets	12 Months Ended
Aug. 31, 2019
Other Long Term Assets [Abstract]
Other Long-Term Assets
9. OTHER LONG-TERM ASSETS
		2018
	2019	(restated, note 2)
	$	$
Equipment costs subject to a deferred revenue arrangement	93	121
Long-term Wireless handset receivables	45	27
Costs incurred to obtain or fulfill a contract with a customer	35	26
Credit facility arrangement fees	4	4
Other	18	19
	195	197

Amortization provided in the accounts for 2019 amounted to $88 (2018 - $112) and was recorded as amortization of deferred equipment costs and other amortization.